Tax (Details) - Schedule of Income Tax Provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ (1,086)	$ (232)	$ (545)
Deferred income tax benefit	246	93	538
Total income tax (benefit)/expense	$ (840)	$ (139)	$ (7)